Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	December 31, 2022	December 31, 2021
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$23,142	$19,165
Secured line of credit from affiliates	2	35	859
Unsecured line of credit (senior)	3	1,250	1,250
Other unsecured debt (senior subordinated)	4	1,094	1,053
Unsecured Notes through our public offering, gross	5	21,576	20,636
Other unsecured debt (subordinated)	5	6,109	4,693
Other unsecured debt (junior subordinated)	6	447	447

Total		$53,653	$48,103

Schedule of Maturity of Debt

The following table shows the maturity of outstanding debt as of December 31, 2022:

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2023	$30,977	$5,830	$2,540	$22,607
2024	10,224	6,119	4,087	18
2025	8,425	8,008	398	19
2026	3,514	1,619	1,875	20
2027 and thereafter	513	-	-	513
Total	$53,653	$21,576	$8,900	$23,177

Schedule of Secured Borrowings

Borrowings secured by loan assets are summarized below:

	December 31, 2022		December 31, 2021
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$8,232	$6,065	$4,847	$2,969
S.K. Funding	9,049	7,100	8,084	5,500

Lender
Shuman	724	125	566	125
Jeff Eppinger	2,761	1,500	3,328	1,500
R. Scott Summers	1,334	728	1,475	847
John C. Solomon	1,172	563	1,139	563
Swanson	9,571	6,473	9,803	6,841

Total	$32,843	$22,554	$29,242	$18,345

Schedule of Roll Forward of Notes Outstanding

The following table is a roll forward of our Notes Program:

	December 31, 2022	December 31, 2021

Gross notes outstanding, beginning of period	$20,636	$21,482
Notes issued	7,245	7,876
Note repayments / redemptions	(6,305)	(8,722)

Gross Notes outstanding, end of period	21,576	20,636

Less deferred financing costs, net	(367)	(367)

Notes outstanding, net	$21,209	$20,269

Schedule of Roll Forward of Deferred Financing Costs

The following is a roll forward of deferred financing costs:

	December 31, 2022	December 31, 2021

Deferred financing costs, beginning balance	$1,061	$942
Additions	223	119
Disposals	(449)	-
Deferred financing costs, ending balance	$835	$1,061
Less accumulated amortization	(468)	(694)
Deferred financing costs, net	$367	$367

Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs

The following is a roll forward of the accumulated amortization of deferred financing costs:

	December 31, 2022	December 31, 2021

Accumulated amortization, beginning balance	$694	$526
Additions	223	168
Disposals	(449)	-
Accumulated amortization, ending balance	$468	$694

Schedule of Other Unsecured Loans

Our other unsecured debts are detailed below:

			Principal Amount Outstanding as of
Loan	Maturity Date	Interest Rate(1)	December 31, 2022	December 31, 2021
Unsecured Note with Seven Kings Holdings, Inc.	Demand(2)	9.5%	$500	$500
Unsecured Line of Credit from Swanson	July 2022	10.0%	527	159
Unsecured Line of Credit from Builder Finance, Inc.	January 2023	10.0%	750	750
Subordinated Promissory Note	April 2024	10.0%	100	100
Subordinated Promissory Note	August 2022	11.0%	-	200
Subordinated Promissory Note	February 2023	10.0%	600	600
Subordinated Promissory Note	June 2023	10.0%	400	400
Subordinated Promissory Note	March 2024	9.75%	500	-
Subordinated Promissory Note	December 2022	5.0%	-	3
Subordinated Promissory Note	December 2023	11.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	20	20
Subordinated Promissory Note	January 2025	10.0%	15	15
Subordinated Promissory Note	January 2026	8.0%	10	-
Subordinated Promissory Note	November 2023	9.5%	200	200
Subordinated Promissory Note	October 2024	10.0%	700	700
Subordinated Promissory Note	December 2024	10.0%	100	100
Subordinated Promissory Note	April 2025	10.0%	202	202
Subordinated Promissory Note	July 2023	8.0%	100	100
Subordinated Promissory Note	July 2024	5.0%	-	1,500
Subordinated Promissory Note	September 2023	7.0%	94	94
Subordinated Promissory Note	October 2023	7.0%	100	100
Subordinated Promissory Note	December 2025	8.0%	180	180
Senior Subordinated Promissory Note	March 2026(3)	8.0%	375	334
Senior Subordinated Promissory Note	August 2026	8.0%	290	-
Senior Subordinated Promissory Note	July 2026(4)	1.0%	740	-
Senior Subordinated Promissory Note	July 2026(4)	20.0%	460	-
Senior Subordinated Promissory Note	October 2024(4)	1.0%	720	720
Junior Subordinated Promissory Note	October 2024(4)	20.0%	447	447

Senior Subordinated Promissory Note	April 2024	10.0%	750	-
			$8,900	$7,444

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.